Share - Based Compensation - Summary of Employee Option Activity Under the Company's 2014 Plan (Detail) - Class A Ordinary Shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Number of options,Balance	2,638,721	4,980,394	3,245,554
Number of options,Granted	2,983,730	490,759	2,388,750
Exercise of option, Exercised	(536,107)	(1,894,994)
Number of options, Forfeited	(1,920,717)	(937,438)	(653,910)
Number of options,Balance	3,165,627	2,638,721	4,980,394	3,245,554
Number of Options, Vested and expected to vest	2,335,330
Number of Options, Exercisable	665,065
Weighted Average Exercise Price
Weighted Average Exercise Price, Balance	$ 0.5288	$ 0.3806	$ 0.2093
Weighted Average Exercise Price, Granted	0.6633	0.6000	0.6000
Weighted Average Exercise Price, Exercised	0.5246	0.1484
Weighted Average Exercise Price, Forfeited	0.4849	0.5477	0.3318
Weighted Average Exercise Price, Balance	0.6829	$ 0.5288	$ 0.3806	$ 0.2093
Weighted Average Exercise Price, Vested and expected to vest	0.7453
Weighted Average Exercise Price, Exercisable	$ 0.4761
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, Outstanding	$ 3,070	$ 11,429	$ 35,875	$ 25,272
Weighted Average Remaining Contractual Life, Outstanding	8 years 8 months 26 days	8 years 4 months 20 days	8 years 2 months 8 days	8 years 2 months 1 day
Weighted Average Remaining Contractual Life, Vested and expected to vest	8 years 7 months 20 days
Weighted Average Remaining Contractual Life, Exercisable	7 years 3 months 10 days
Aggregate Intrinsic Value, vested and expected to vest	$ 2,208
Aggregate Intrinsic Value, Exercisable	$ 694
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Outstanding	$ 8.76	$ 7.13	$ 3.61
Weighted Average Grant Date Fair Value, Granted	2.38	7.27	11.74
Weighted Average Grant Date Fair Value, Outstanding	4.95	8.76	$ 7.13	$ 3.61
Weighted Average Grant Date Fair Value,Vested and expected		$ 5.09
Weighted Average Grant Date Fair Value, Exercisable Fair Value	$ 8.97